(Loss)/earnings Per Share - Schedule of Basic and Diluted (Loss)/Earnings Per Share (Details) - USD ($)		3 Months Ended							9 Months Ended		12 Months Ended
		Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net (loss)/profit attributable to the Company’s ordinary shareholders		$ (819,923)	$ 621,223	$ 789,054	$ (186,385)	$ 304,471	$ 431,418	$ 312,466	$ 590,354	$ 1,048,355	$ 861,970	$ 1,515,579
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	[1]	20,000,000				20,000,000			20,000,000	20,000,000	20,000,000	20,000,000
Weighted average number of ordinary shares outstanding used in calculating diluted earnings per share	[1]	20,000,000				20,000,000			20,000,000	20,000,000	20,000,000	20,000,000
Basic earnings per share		$ (0.04)				$ 0.02			$ 0.03	$ 0.05	$ 0.04	$ 0.08
Diluted earnings per share		$ (0.04)				$ 0.02			$ 0.03	$ 0.05	$ 0.04	$ 0.08

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1).